Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of Net Financial Income (Expenses) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Financial (Income) Expenses [Abstract]
Loss (gain) on revaluation of warrants	$ (42,974)	$ 63,406
Gain on disposition of marketable securities	12,245	51,649
Gain on extinguishment of long-term debt and lease liabilities	12,835
Interest income	1,420	456
Loss on foreign exchange	(7,842)	(2,945)
Interest on credit facility and long-term debt	(2,688)	(12,770)
Warrant issuance costs	(2,000)
Provision expense on VAT receivable	(5,903)	(6,750)
Interest on lease liabilities	(1,391)	(1,451)
Other financial (income) expenses	(896)	(629)
Net financial expenses (income)	$ (37,194)	$ 90,966